Trade accounts receivable (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes In The Allowance For Doubtful Accounts [Abstract]
Balance of provision at the beginning of the year	R$ (380,559)	R$ (327,974)
Provision in the year	18,573	(102,065)
Write-offs	22,878	38,499
Addition through merger of Cetrel	(10,917)
Transfers (of) to non-current assets held for sale		10,981
Balance of provision at the end of the year	R$ (350,025)	R$ (380,559)